BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 96.0%
Austria — 1.9%
ANDRITZ AG	4,234	$229,714
Verbund AG - Class A	2,659	253,300
		483,014
Belgium — 0.9%
Azelis Group NV	9,818	220,001

Bermuda — 1.2%
Everest Group Ltd.	790	324,335

Finland — 1.5%
Nordea Bank Abp	33,221	371,391

France — 10.4%
Airbus Group SE	3,250	482,988
Alten SA	1,599	218,945
Capgemini SE	362	74,195
Cie de Saint-Gobain SA	7,023	457,869
Eiffage SA	1,625	164,743
Rexel SA	18,935	456,935
Sanofi SA	1,909	178,042
SPIE SA	10,447	305,910
TotalEnergies SE	3,031	206,590
		2,546,217
Germany — 8.4%
Brenntag SE	1,480	128,039
Commerzbank AG	32,046	392,292
Deutsche Telekom AG	20,514	491,683
Infineon Technologies AG	3,486	134,505
Rheinmetall AG	1,523	459,153
Siemens AG	2,537	426,170
		2,031,842
Greece — 1.3%
Hellenic Telecommunications Organization SA	21,750	319,295

Ireland — 2.4%
ICON PLC (a)	1,601	427,371
Ryanair Holdings PLC, ADR (a)	1,272	150,376
		577,747
Italy — 0.6%
Iveco Group NV (a)	16,543	134,571

Japan — 10.4%
Asahi Group Holdings Ltd.	6,500	240,653
Hitachi Ltd.	2,800	194,688
Kansai Paint Co Ltd.	12,700	192,694
Mitsubishi Heavy Industries Ltd.	6,100	342,696
Panasonic Holdings Corp.	25,200	259,664
Renesas Electronics Corp. (a)	19,600	341,608
Sony Group Corp.	2,200	189,180
Subaru Corp.	6,500	115,955
Sumitomo Mitsui Financial Group, Inc.	9,600	472,296
Takeda Pharmaceutical Co. Ltd.	5,700	161,583
		2,511,017
Netherlands — 3.5%
Aalberts NV	2,859	113,188
ING Groep NV	33,869	475,822
Koninklijke Ahold Delhaize NV	3,991	115,577
Stellantis NV	5,053	109,784
		814,371
Singapore — 1.1%
United Overseas Bank Ltd.	13,000	265,321

South Korea — 1.0%
Samsung Electronics Co. Ltd.	4,362	245,963

Spain — 1.5%
Bankinter SA	51,137	359,791

Sweden — 0.4%
Svenska Handelsbanken AB - Class A	10,519	99,397

Switzerland — 1.6%
STMicroelectronics NV	6,273	297,773
UBS Group AG	3,411	96,387
		394,160
United Kingdom — 10.3%
Informa PLC	48,143	452,706
JD Sports Fashion PLC	135,899	270,500
Melrose Industries PLC	57,344	376,490
NatWest Group PLC	79,101	208,100
Nomad Foods Ltd. (a)	17,640	284,886
Reckitt Benckiser Group PLC	2,510	171,350
Shell PLC	6,425	207,687
Tesco PLC	69,212	250,133
WH Smith PLC	17,909	286,459
		2,508,311
United States — 37.6%
Abbott Laboratories	2,397	249,983
AbbVie, Inc.	1,629	231,953
Advanced Micro Devices, Inc. (a)	1,075	130,247
Alphabet, Inc. - Class A (a)	3,579	474,325
American Express Co.	1,468	250,690
Amgen, Inc.	675	182,007
AutoZone, Inc. (a)	22	57,418
Axalta Coating Systems Ltd. (a)	3,026	95,228
Bank of America Corp.	6,096	185,867
Booking Holdings, Inc. (a)	102	318,822
BorgWarner, Inc.	3,020	101,744
Cencora, Inc.	1,877	381,725
Chubb Ltd.	1,373	315,007
Cigna Group, (The)	243	63,880
Cisco Systems, Inc.	3,334	161,299
Corteva, Inc.	1,338	60,478
Dell Technologies, Inc. - Class C	5,968	452,792
Discover Financial Services	4,250	395,250
Elevance Health, Inc.	604	289,612
Expedia Group, Inc. (a)	1,680	228,782
Halliburton Co.	9,426	349,045
Henry Schein, Inc. (a)	3,000	200,190
Humana, Inc.	245	118,791
Huntington Bancshares, Inc.	19,348	217,858
Interpublic Group of Cos., Inc.	3,990	122,653
Johnson & Johnson	1,439	222,556
JPMorgan Chase & Co.	3,755	586,081
Keurig Dr Pepper, Inc.	8,026	253,381
Match Group, Inc. (a)	4,248	137,550
Microchip Technology, Inc.	3,463	288,953
Morgan Stanley	3,211	254,761
Schlumberger Ltd.	6,491	337,792
TE Connectivity Ltd.	871	114,101
United Rentals, Inc.	563	267,999
UnitedHealth Group, Inc.	461	254,919
US Foods Holding Corp. (a)	8,752	383,600
Zimmer Biomet Holdings, Inc.	3,406	396,151
		9,133,490
TOTAL COMMON STOCKS (COST $20,805,370)		23,340,234

	NUMBER OF SHARES

SHORT-TERM INVESTMENTS — 3.1%
Tri-State Deposit, 5.45% (b)	644,071	644,071
U.S. Bank Money Market Deposit Account, 5.20% (b)	129,313	129,313
TOTAL SHORT-TERM INVESTMENTS (COST $773,385)		773,384
TOTAL INVESTMENTS (COST $21,578,755) — 99.1%		24,113,618
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		207,496
TOTAL NET ASSETS — 100.0%		$24,321,114

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
PLC Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$23,340,234	$10,606,918	$12,733,316	$–
Total Equity Securities	23,340,234	10,606,918	12,733,316	–

Short-Term Investments	773,384	129,313	644,071	–
Total Short-Term Investments	773,384	129,313	644,071	–
Total Assets*	$24,113,618	$10,736,231	$13,377,387	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.